UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07564
Morgan Stanley California Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (143.4%)
	California (139.4%)
$1,240	ABAG Finance Authority for Nonprofit Corps., California School of Mechanical Arts - Lick-Wilmeading High School Ser 2002	5.25%	10/01/26	$1,243,856
1,000	Adelanto Public Utility Authority, Ser 2009 A	6.75	07/01/39	981,760
480	Alvord Unified School District, 2007 Election, Ser 2008 A (AGM Insd)	5.00	08/01/26	499,214
4,000	Anaheim Public Financing Authority, Electric Ser 2007-A (NATL-RE Insd) (a)	4.50	10/01/37	3,668,740
1,565	Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (a)	5.25	04/01/26	1,699,675
1,735	Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (a)	5.25	04/01/29	1,849,591
440	Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	188,263
865	Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	266,515
2,500	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp Ser 2006	5.25	06/01/46	1,724,325
2,000	California Educational Facilities Authority, Claremont Graduate University Ser 2007 A	5.00	03/01/42	1,813,780
2,000	California Educational Facilities Authority, Pitzer College Ser 2005 A	5.00	04/01/30	1,972,360
1,000	California Educational Facilities Authority, Pitzer College Ser 2009	6.00	04/01/40	1,041,630
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	1,878,240
1,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39	958,200
1,000	California Health Facilities Financing Authority, Scripps Memorial Hospital Ser 2010 A	5.00	11/15/36	971,180
3,000	California Health Facilities Financing Authority, Ser 1997 A (NATL-RE Insd)	5.25	08/01/27	2,858,070
2,555	California Health Facilities Financing Authority, Ser 2004 G	5.25	07/01/23	2,577,944
2,000	California Housing Finance Agency, Ser 2006 K (AMT)	4.70	08/01/31	1,703,200
2,000	California Housing Finance Agency, Ser 2006 K (AMT)	4.75	08/01/36	1,657,860
5,000	California Infrastructure & Economic Development Bank, Kaiser Hospital Assistance Ser 2001 A	5.55	08/01/31	5,025,250
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,057,260
500	California Municipal Finance Authority, American Heritage Educational Foundation Ser 2006 A	5.25	06/01/26	441,745
4,000	California Municipal Finance Authority, Community Hospitals Central California (COPs)	5.25	02/01/37	3,476,760
30	California Rural Home Mortgage Finance Authority, Ser 1997 A-2 (AMT)	7.00	09/01/29	30,570
30	California Rural Home Mortgage Finance Authority, Ser 1998 A (AMT)	6.35	12/01/29	32,278
1,000	California State Department of Water Resources, Central Valley Ser AE	5.00	12/01/29	1,064,790
2,000	California State Department of Water Resources, Ser 2003 Y (NATL-RE Insd)	5.00	12/01/25	2,074,880
1,000	California State Public Works Board, Butterfield State Ser 2005 A	5.25	06/01/30	921,290
530	California State Public Works Board, Department of Mental Health Coaling Ser 2004 A	5.00	06/01/25	496,997
2,000	California State Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	1,899,460

Morgan Stanley California Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$1,400	California State University, Ser 2003 A (NATL-RE & FGIC Insd)	5.25%	11/01/21		$1,491,028
1,000	California State University, Ser 2009 A	5.25	11/01/38		1,009,410
2,020	California Statewide Communities Development Authority, Adventist Healthwest Ser 2005 A	5.00	03/01/35		1,870,419
1,250	California Statewide Communities Development Authority, Anheuser Busch Ser 2007 (AMT)	4.80	09/01/46		1,063,350
1,000	California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/27		979,460
1,000	Capistrano Unified School District, Community Facilities District # 98-2 Ladera Ser 2005 (NATL-RE & FGIC Insd)	5.00	09/01/29		912,480
4,000	City & County of San Francisco, Laguna Honda Hospital Ser 2005 I (AGM Insd)	5.00	06/15/30		4,075,280
4,000	City & County of San Francisco, Laguna Honda Hospital Refg Ser 2008 R-3 (AGC Insd) (a)	5.00	06/15/28		4,096,920
750	City of Alhambra, Ser A	7.625	01/01/40		752,362
1,000	City of Duarte, Ser 1999 A (COPs)	5.25	04/01/19		1,003,510
2,000	City of Los Angeles, Wastewater Refg Ser 2003 B (AGM Insd)	5.00	06/01/22		2,085,460
2,000	City of Modesto, Community Facilities District No. 4	5.15	09/01/36		1,459,880
2,610	City of Santa Clara, Ser 2003 A (NATL-RE Insd)	5.00	07/01/23		2,662,069
2,735	City of Santa Clara, Ser 2003 A (NATL-RE Insd)	5.00	07/01/24		2,782,179
1,000	City of Simi Valley, Public Financing Authority Ser 2004 (COPs) (AMBAC Insd)	5.00	09/01/30		1,005,650
220	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (b)	0.00	08/01/29		67,371
1,000	County of Sacramento, Ser 2008 A (AGM Insd)	5.00	07/01/32		1,004,050
1,100	County of San Diego, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00	09/01/34		908,083
1,000	Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd)	5.00	11/01/25		966,070
1,165	El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/31		299,941
1,500	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45		1,241,265
2,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47		1,381,460
1,000	Independent Cities Lease Finance Authority, San Juan Mobile Estates Ser 2006 A	5.00	05/15/31		823,250
1,500	Independent Cities Lease Finance Authority, Westlake Mobilehome Park Ser 2007 A	5.00	04/15/47		1,218,225
370	Indio Redevelopment Agency, Merged Redevelopment Project Area, Ser 2008 A	5.25	08/15/26		360,809
4,000	Los Angeles Department of Water & Power, Ser 2001 A	5.125	07/01/41		4,011,880
620	Los Angeles Unified School District, Ser 2005 E (AMBAC Insd)	5.00	07/01/30		629,678
2,830	Metropolitan Water District of Southern California, Ser B (a)	5.00	07/01/27		3,040,291
2,000	Milpitas Redevelopment Agency, Area #1 Ser 2003 (NATL-RE Insd)	5.00	09/01/22		2,000,760
4,000	Modesto Irrigation District, Ser 2001 A (COPs) (AGM Insd)	5.00	07/01/31		4,016,560
2,500	Murrieta Valley Unified School District Public Financing Authority, Election of 2006 Ser 2008 (AGM Insd) (b)	0.00	09/01/31		640,275
505	Oak Grove School District, Election 2008 Ser A (b)	0.00	08/01/28		162,560
1,000	Palomar Pomerado Health, Ser 2009 (COPs)	6.75	11/01/39		1,026,580
110	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/12	(c)	122,473

Morgan Stanley California Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

$890	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00%		11/01/21		$870,820
205	Port of Oakland, Ser 2002 N (AMT) (NATL-RE Insd)	5.00		11/01/12	(c)	228,243
2,795	Port of Oakland, Ser 2002 N (AMT) (NATL-RE Insd)	5.00		11/01/22		2,688,175
3,430	Poway Redevelopment Agency, Paguay Redev 2003 Ser (NATL-RE Insd)	5.25		06/15/23		3,447,150
6,900	Poway Unified School District, Ser 2002 A (NATL-RE Insd)	5.00		08/01/27		7,133,772
4,000	Sacramento Regional County Sanitation District, Refg Ser 2001 (AMBAC Insd)	5.00		12/01/27		4,027,000
2,000	San Diego County Water Authority, Ser 2004 A (COPs) (AGM Insd) (a)	5.00		05/01/29		2,055,630
830	San Diego County Water Authority, Ser 2008 A (COPs) (AGM Insd)	5.00		05/01/28		867,026
5,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (AGM Insd)	5.00		11/01/31		5,038,050
2,000	San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd)	5.00		06/01/37		2,001,620
1,500	Santa Margarita-Dana Point Authority, Ser 2009 A	5.125		08/01/38		1,528,470
1,295	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (b)	0.00		08/01/26		458,029
2,140	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (b)	0.00		08/01/28		652,315
6,000	Silicon Valley Tobacco Securitization Authority Tobacco Settlement, Santa Clara Tobacco Securitization Corp. Ser 2007 (b)	0.00		06/01/36		635,220
1,040	Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (b)	0.00		08/01/28		324,719
830	Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (b)	0.00		08/01/30		218,016
2,500	State of California, Various Purpose dtd 04/01/02	6.00		04/01/19		2,805,050
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00		06/01/37		1,515,500
2,000	Turlock Irrigation District, Refg Ser 1998 A (NATL-RE Insd)	5.00		01/01/26		2,000,500
550	Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00		04/01/14		481,272
5,000	University of California, Ser 2003 A (AMBAC Insd)	5.00		05/15/33		5,083,850
4,415	University of California, Ser 2007-J (AGM Insd) (a)	4.50		05/15/31		4,346,587
3,585	University of California, Ser 2007-J (AGM Insd) (a)	4.50		05/15/35		3,446,134
1,000	University of California, Ser 2009 O	5.25		05/15/39		1,049,020
3,300	University of California, Ser 2009 W (a)(d)	5.00		05/15/34		3,411,749
1,000	Washington Unified School District-Yolo County, Ser 2004 A (NATL-RE & FGIC Insd)	5.00		08/01/21		1,040,040
625	West Basin Municipal Water District, Refg Ser 2008 B (COPs) (AGC Insd)	5.00		08/01/27		626,719
4,035	William S. Hart Union High School District, Ser 2009 A (b)	0.00		08/01/32		921,634
5,860	Yosemite Community College District, Election of 2004 Ser 2008 C (AGM Insd) (a)	5.00		08/01/32		5,978,062
1,190	Yosemite Community College District, Ser 2008 C (AGM Insd) (b)	0.00		08/01/22		631,069

						163,758,162

	Guam (0.2%)
215	Territory of Guam Section 30, Ser A	5.625		12/01/29		217,328

	Puerto Rico (3.8%)
2,200	Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd)	0.00	(e)	07/01/17	(c)	2,239,886

Morgan Stanley California Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$800	Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd)	0.00	% (e)	07/01/30	$631,768
545	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00		08/01/39	572,457
1,000	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375		08/01/39	987,600

					4,431,711

	Total Tax-Exempt Municipal Bonds (Cost $171,232,715)				168,407,201

	California Short-Term Tax-Exempt Municipal Obligations (3.2%)
1,200	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Ser 2009 D (Demand 02/01/10)	0.18	(f)	12/01/16	1,200,000
1,200	California Statewide Communities Development Authority, Rady Children’s Hospital Ser 2008 B (Demand 02/01/10)	0.18	(f)	08/15/41	1,200,000
1,000	Los Angeles Department of Water & Power, Subser B-2 (Demand 02/01/10)	0.17	(f)	07/01/35	1,000,000
400	State of California (Demand 02/01/10)	0.17	(f)	05/01/34	400,000

	Total California Short-Term Tax-Exempt Municipal Obligations (Cost $3,800,000)				3,800,000

	Total Investments (Cost $175,032,715) (g)(h)			146.6%	172,207,201
	Other Assets in Excess of Liabilities			0.3	300,818
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.17% to 0.23% at January 31, 2010 and contractual maturity dates of collateral ranging from 04/01/2026 to 10/01/2037. (i)			(17.3)	(20,335,000)
	Preferred Shares of Beneficial Interest			(29.6)	(34,750,000)

	Net Assets Applicable to Common Shareholders			100.0%	$117,423,019

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

(a)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2010.

(b)	Capital appreciation bond.

(c)	Prefunded to call date shown.

(d)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $2,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(e)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(f)	Current coupon of variable rate demand obligation.

(g)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley California Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

(i)	Floating rate note obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, Trust investments with a value of $33,593,378 are held by the Dealer Trusts and serve as collateral for the $20,335,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

Morgan Stanley California Quality Municipal Securities*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Tax-Exempt Municipal Bonds	$168,407,201	—	$168,407,201	—
California Short-Term Tax-Exempt Municipal Obligations	3,800,000	—	3,800,000	—

Total	$172,207,201	—	$172,207,201	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Quality Municipal Securities

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010